COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments for non-cancelable operating leases
$
2013	2,119
2014	501
2015	237
2,857